Fair Value Measurement - Fair Value Hierarchy (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Fair Value of Financial Instruments
Wealth management products, short-term		$ 107,224	$ 166,168
Wealth management products, long-term		50,159	0
Equity securities with readily determinable market value		436,152	289,221
Financial instruments measured on a recurring basis
Fair Value of Financial Instruments
Wealth management products, short-term	[1]	107,224	166,168
Wealth management products, long-term	[2]	50,159
Equity securities with readily determinable market value	[3]	436,152	289,221
Total		593,535	455,389
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Wealth management products, short-term	[1]	0	0
Wealth management products, long-term	[2]	0
Equity securities with readily determinable market value	[3]	436,152	289,221
Total		436,152	289,221
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Wealth management products, short-term	[1]	107,224	166,168
Wealth management products, long-term	[2]	0
Equity securities with readily determinable market value	[3]	0	0
Total		107,224	166,168
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments
Wealth management products, short-term	[1]	0	0
Wealth management products, long-term	[2]	50,159
Equity securities with readily determinable market value	[3]	0	0
Total		$ 50,159	$ 0

[1]	Included in short-term investments on the Group’s consolidated balance sheets.
[2]	Included in other non-current assets on the Group’s consolidated balance sheets.
[3]	Included in long-term investments on the Group’s consolidated balance sheets.